Cover Page - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2020	Jun. 30, 2019
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Entity File Number	1-8606
Entity Registrant Name	Verizon Communications Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2259884
Entity Address, Address Line One	1095 Avenue of the Americas
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	395-1000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 236,226,048,492
Entity Common Stock, Shares Outstanding		4,135,863,778
Documents Incorporated by Reference
Portions of the registrant’s Annual Report to Shareholders for the year ended December 31, 2019 (Parts I and II).
Portions of the registrant’s definitive Proxy Statement to be delivered to shareholders in connection with the registrant’s 2020 Annual Meeting of Shareholders (Part III).

Entity Central Index Key	0000732712
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
2.375% Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	2.375% Notes due 2022
Trading Symbol	VZ22A
Security Exchange Name	NYSE
0.500% Notes due 2022
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2022
Trading Symbol	VZ22B
Security Exchange Name	NYSE
1.625% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2024
Trading Symbol	VZ24B
Security Exchange Name	NYSE
4.073% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	4.073% Notes due 2024
Trading Symbol	VZ24C
Security Exchange Name	NYSE
0.875% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	VZ25
Security Exchange Name	NYSE
3.250% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2026
Trading Symbol	VZ26
Security Exchange Name	NYSE
1.375% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2026
Trading Symbol	VZ26B
Security Exchange Name	NYSE
0.875% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2027
Trading Symbol	VZ27E
Security Exchange Name	NYSE
1.375% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	VZ28
Security Exchange Name	NYSE
1.875% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2029
Trading Symbol	VZ29B
Security Exchange Name	NYSE
1.250% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2030
Trading Symbol	VZ30
Security Exchange Name	NYSE
1.875% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2030
Trading Symbol	VZ30A
Security Exchange Name	NYSE
2.625% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2031
Trading Symbol	VZ31
Security Exchange Name	NYSE
2.500% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2031
Trading Symbol	VZ31A
Security Exchange Name	NYSE
0.875% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2032
Trading Symbol	VZ32
Security Exchange Name	NYSE
4.750% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2034
Trading Symbol	VZ34
Security Exchange Name	NYSE
3.125% Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2035
Trading Symbol	VZ35
Security Exchange Name	NYSE
3.375% Notes due 2036
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2036
Trading Symbol	VZ36A
Security Exchange Name	NYSE
2.875% Notes due 2038
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2038
Trading Symbol	VZ38B
Security Exchange Name	NYSE
1.500% Notes due 2039
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	VZ39C
Security Exchange Name	NYSE
New York Stock Exchange | Common Stock, par value $0.10
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NYSE
The NASDAQ Global Select Market | Common Stock, par value $0.10
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NASDAQ